Intangible assets (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Fees and royalties	$ 6,932,243	$ 8,789,811